                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-2927

Exact name of registrant as specified in charter:      Prudential Tax-Free Money Fund,
                                                       Inc. (d/b/a Dryden Tax-Free Money
                                                       Fund)

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Jonathan Shain
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-802-6469

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

Dryden
Tax-Free Money Fund

JUNE 30, 2003          SEMIANNUAL REPORT

                   (GRAPHIC)


FUND TYPE       OBJECTIVE
Money market    The highest level of current income
                that is exempt from federal income taxes, consistent with liquidity and the preservation of capital.

                -----------------------------------------------

                This report is not authorized for
                distribution to prospective investors unless preceded or accompanied by a current prospectus.

                The views expressed in this report
                and information about the Fund's
                portfolio holdings are for the period covered by this report and are subject to change thereafter.

                JennisonDryden is a service mark of
                The Prudential Insurance Company
                of America.

JennisonDrydenMutualFunds

Dear Shareholder,                     August 15, 2003

Stocks and bonds often move in opposite
directions. However, for a period during the spring of 2003, both markets in the United
States rallied in tandem. Recently, signs of stronger economic growth have helped sustain the rise in equities but weighed heavily on bonds. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you.
JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Dryden Tax-Free
Money Fund in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Dryden Tax-Free Money Fund
                                       Dryden Tax-Free Money Fund 1

Your Fund's Performance

Fund Objective

The Dryden Tax-Free Money Fund (the Fund) seeks the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital.
There can be no assurance that the Fund will achieve its investment objective.

Money Market Fund Yield Comparison

                 (GRAPH)

Past performance is not indicative of future results.
The graph portrays weekly 7-day current yields for the Dryden Tax-Free Money Fund and the iMoneyNet, Inc.
Tax-Free National Retail Average every Monday from
December 30, 2002 to June 30, 2003, the closest beginning and ending dates of our reporting period.

2 Visit our website at www.jennisondryden.com

Fund Facts as of 6/30/03

                                  7-Day        Net Asset     Weighted Avg.   Net Assets
                              Current Yield   Value (NAV)   Maturity (WAM)   (Millions)
Dryden Tax-Free Money Fund        0.39%          $1.00         60 Days          $218
---------------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free National Retail Avg.*    0.43%           N/A           39 Days          N/A
---------------------------------------------------------------------------------------


Taxable Equivalent Yield** as of 6/30/03
                                                     Tax Brackets
                                              @30%      @35%      @38.6%
Dryden Tax-Free Money Fund                   0.56%     0.60%       0.64%
-----------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free National Retail Avg.                0.61%     0.66%       0.70%
-----------------------------------------------------------------------------

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds.
This is the data for all funds in the
iMoneyNet, Inc. Tax-Free National Retail
Average category as of June 30, 2003.

**Some investors may be subject to the federal alternative minimum tax (AMT).

Weighted Average Maturity Comparison
Past performance is not indicative of future results. The graph portrays weekly 7-day current yields for the Dryden
Tax-Free Money Fund and the iMoneyNet, Inc.
Tax-Free National Retail Average every Monday from December 30, 2002 to June 30, 2003, the closest beginning and ending dates of our reporting period.
                                       Dryden Tax-Free Money Fund 3

Portfolio of Investments
as of June 30, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 ALASKA  6.2%
 -----------------------------------------------------------------------------------
 Roaring Fork Mun. Prods.
  LLC,
  Ser. 2001-8, Cert.,
  Class A, A.M.T.,
  F.R.W.D.                   NR               1.23%         7/03/03  $     1,430 $     1,430,000
  Ser. 2002-4, A.M.T.        VMIG1            1.25          4/01/04        1,000       1,000,000
  Ser. 2002-9, Cert.,
  Class A, F.R.W.D.          A-1+(c)          1.13          7/03/03        2,975       2,975,000
  Ser. 2002-15, Cert.,
  Class A, F.R.W.D.          VMIG1            1.16          7/03/03        3,110       3,110,000
  Ser. 2003-3, Cert.,
  Class A, F.R.W.D.          A-1+(c)          1.13          7/03/03        3,175       3,175,000
 Valdez Marine Terminal
  Rev.,
  Ref. Arco Trans. Proj.,
  Ser. B, A.N.N.M.T.         VMIG2            2.00          7/01/03          250         251,003
  Ref. Phillips Proj.,
  Ser. C, A.N.N.M.T.         VMIG2            2.00          7/01/03        1,500       1,506,049
                                                                                 ---------------
                                                                                      13,447,052
 ARIZONA  2.8%
 -----------------------------------------------------------------------------------
 Phoenix Ind. Dev. Auth.,
  Safeway Inc. Ice Cream
  Plant Proj., A.M.T.,
  Ser. 2002, S.E.M.M.T.      A1+(c)           1.70         10/01/03        1,000       1,000,000
 Pima Cnty. Ind. Dev.
  Auth. Sngl. Fam. Mtge.
  Rev., A.M.T., Ser. 2002,
  A.N.N.M.T.                 NR               1.01          7/25/03        5,015       5,015,000
                                                                                 ---------------
                                                                                       6,015,000
 CALIFORNIA  3.4%
 -----------------------------------------------------------------------------------
 Calif. St. Comnty. Dev.
  Auth. Rev., Kaiser
  Perm., Ser. 2002B,
  A.N.N.M.T.                 VMIG2            1.05          7/02/03        5,000       5,000,000
 Calif. Statewide Cmnty.
  Dev. Auth. Rev., Kaiser
  Permanente, Ser. A,
  A.N.N.M.T.                 VMIG2            1.38          1/02/04        2,500       2,500,000
                                                                                 ---------------
                                                                                       7,500,000

See Notes to Financial Statements.
4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 COLORADO  6.3%
 -----------------------------------------------------------------------------------
 Colorado Edl. & Cult.
  Facs. Auth. Rev., Vail
  Mountain Sch. Proj.,
  Ser. 2003, F.R.W.D.        VMIG1            1.07%         7/03/03  $     5,000 $     5,000,000
 Colorado Hsg. & Fin.
  Auth. Econ. Dev. Rev.,
  Aro Investments Proj.,
  Ser. A, F.R.W.D.           VMIG1            1.15          7/03/03        3,635       3,635,000
 Colorado Hsg. & Fin.
  Auth., Sngl. Fam., Ser.
  C6, R.A.N.                 MIG1             1.55         11/01/03        5,000       5,000,000
                                                                                 ---------------
                                                                                      13,635,000
 DISTRICT OF COLUMBIA  2.2%
 -----------------------------------------------------------------------------------
 Dist. Columbia Hsg. Fin.
  Agcy. Mtge. Rev., Sngl.
  Fam., A.M.T., Ser. 2002,
  A.N.N.M.T.                 A1+(c)           1.02          7/25/03        4,650       4,650,000
 Dist. Columbia,
  Pre-refunded, Ser.
  1993D, G.O., F.G.I.C.      Aaa              5.25         12/01/03          235         238,942
                                                                                 ---------------
                                                                                       4,888,942
 FLORIDA  6.2%
 -----------------------------------------------------------------------------------
 Dade Cnty. Spec. Oblig.,
  Ser. 1996B, C.A.B.S.,
  A.M.B.A.C.                 Aaa              Zero         10/01/03        1,160       1,156,534
 Mun. Secs. Trust Cert.,
  Ser. 2001-160, Class A,
  F.G.I.C., F.R.D.D.         A-1(c)           1.03          7/01/03          300         300,000
 Orange Cnty. Hlth. Facs.
  Auth. Rev., Ser. 171,
  F.R.W.D., F.S.A.           A-1(c)           1.13          7/03/03        6,425       6,425,000
 Sarasota Mem. Hosp., Ser.
  B                          VMIG1            1.10          7/11/03        5,600       5,600,000
                                                                                 ---------------
                                                                                      13,481,534
 GEORGIA  3.6%
 -----------------------------------------------------------------------------------
 Dalton, T.A.N.              NR               1.25         12/31/03        1,500       1,501,867
 De Kalb Cnty. Hsg. Auth.
  Multi-Fam. Hsg. Rev.,
  Stone Mill Run Apts.
  Proj., Ser. 2000,
  A.M.T., F.R.W.D.           A-1(c)           1.28          7/03/03        1,310       1,310,000
 Rockdale Cnty., Ser.
  2003, T.A.N.               NR               1.50         12/31/03        2,500       2,504,338
 Stephens Cnty. Dev. Auth.
  Ind. Dev. Rev.,
  Caterpillar Inc. Proj.,
  Ser. 2000, A.M.T.,
  F.R.W.D.                   P1               1.28          7/03/03        1,000       1,000,000

                                              See Notes to Financial Statements.
                                                    Dryden Tax-Free Money Fund 5

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Stephens Cnty. Dev. Auth.
  Sld. Wste. Disp. Facs.
  Rev., Caterpillar Inc.
  Proj., Ser. 2000,
  A.M.T., F.R.W.D.           P1               1.28%         7/03/03  $     1,520 $     1,520,000
                                                                                 ---------------
                                                                                       7,836,205
 HAWAII  0.1%
 -----------------------------------------------------------------------------------
 Hawaii St., Rfdg., Ser.
  1998CS, G.O.               Aaa              5.25          4/01/04          260         267,726

 ILLINOIS  11.6%
 -----------------------------------------------------------------------------------
 Channahon Rev.,
  Morris Hosp., Ser. A,
  S.E.M.M.T.                 A-1(c)           1.25         12/01/03        4,610       4,610,000
  Morris Hosp., Ser. D,
  F.R.W.D.                   A-1(c)           1.08          7/03/03        3,330       3,330,000
 Chicago Hsg. Auth. Cap.
  Prog. Rev., Ser. 576,
  F.R.W.D.                   A-1+(c)          1.23          7/03/03        3,000       3,000,000
 Cook Cnty. Cap. Impvt.,
  Ser. B11, M.E.R.L.O.T.     VMIG1            1.08          7/02/03        3,500       3,500,000
 Illinois Hlth. Facs.
  Auth. Rev., Servant Cor.
  Falcon II,
  Ser. 1994A, F.R.W.D.       A-1(c)           1.15          7/02/03        7,100       7,100,000
 Illinois St., G.O.          Aa3              5.50          8/01/03        2,100       2,107,767
 Morton Ind. Dev. Rev.,
  Morton Welding Co. Inc.
  Proj., Ser. 2002,
  A.M.T., F.R.W.D.           NR               1.14          7/03/03        1,500       1,500,000
                                                                                 ---------------
                                                                                      25,147,767
 INDIANA  2.9%
 -----------------------------------------------------------------------------------
 Indiana Hlth. Fac. Fin.
  Auth. Rev., Fayette Mem.
  Hosp. Assoc., Ser. A,
  F.R.D.D.                   A-1(c)           1.05          7/01/03        4,700       4,700,000
 Indiana Trans. Fin. Auth.
  Hwy. Rev., Mun. Secs.
  Trust Rcpts., Ser. SGA
  113, F.R.D.D.              A1+(c)           1.03          7/01/03          500         500,000
 South Bend Econ. Dev.
  Rev., Dynamic REHC
  Proj., Ser. 1999,
  A.M.T., F.R.W.D.           NR               1.25          7/02/03        1,045       1,045,000
                                                                                 ---------------
                                                                                       6,245,000

See Notes to Financial Statements.
6 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 IOWA  1.2%
 -----------------------------------------------------------------------------------
 Iowa Higher Ed. Ln. Auth.
  Rev.,
  Grand View, Ser. 2003D,
  R.A.N.                     SP-1(c)          2.00%         5/24/04  $     1,200 $     1,204,225
  Private Coll., Des
  Moines, Ser. 2003C,
  F.R.D.D.                   VMIG1            1.05          7/01/03        1,500       1,500,000
                                                                                 ---------------
                                                                                       2,704,225
 KANSAS  0.5%
 -----------------------------------------------------------------------------------
 Johnson Cnty., Internal
  Impvt., Ser. 2002B, G.O.   Aa1              2.25          9/02/03        1,030       1,031,295

 KENTUCKY  1.0%
 -----------------------------------------------------------------------------------
 Kenton Cnty. Apts. Brd.
  Spec. Facs. Rev., Airis
  Cincinnati LLC, Ser. A,
  A.M.T., F.R.W.D.           VMIGI            1.20          7/02/03        1,000       1,000,000
 Kentucky Interlocal Sch.
  Trans. Assoc. Equip.
  Lease Rev., Ser. 2003      VMIGI            2.00          3/01/04        1,065       1,070,489
                                                                                 ---------------
                                                                                       2,070,489
 LOUISIANA  1.8%
 -----------------------------------------------------------------------------------
 Louisiana St. Offshore
  Terminal Auth. Deepwater
  Port Rev., Loop Inc.,
  First Stage, Ser. A        P-1              1.10          8/13/03        3,970       3,970,000

 MAINE  2.1%
 -----------------------------------------------------------------------------------
 Lewiston Ind. Dev. Rev.,
  Diamond Tpke. Assoc.,
  Ser. 1999, A.M.T.,
  F.R.W.D.                   A-1+             1.20          7/03/03        3,600       3,600,000
 York Rev., Stonewall
  Realty LLC Proj., Ser.
  1999, A.M.T., F.R.W.D.     VMIG1            1.55          7/03/03          915         915,000
                                                                                 ---------------
                                                                                       4,515,000
 MASSACHUSETTS  7.9%
 -----------------------------------------------------------------------------------
 Comnwlth. of MA, Ser. F     P1               0.90          8/08/03        6,500       6,500,000
 Mass. St. Hlth. & Edl.
  Facs. Auth. Rev., Mun.
  Secs. Trust Rcpts., Ser.
  SGA 65, F.R.D.D.           A-1+             1.03          7/01/03          300         300,000

                                              See Notes to Financial Statements.
                                                    Dryden Tax-Free Money Fund 7

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Mass. St. Ind. Fin. Agcy.
  Rev., Peterson Amer.
  Corp. Proj., Ser. 1996,
  A.M.T., F.R.W.D.           NR               1.25%         7/02/03  $       400 $       400,000
 Mass. St. Wtr. Poll.
  Abatement Trust,
  Mun. Secs. Trust Rcpts.,
  Ser. SGA 87, F.R.D.D.      A1+(c)           1.03          7/01/03          500         500,000
  MWRA Prog., Subser. A      Aaa              5.00          8/01/03        2,000       2,006,599
 Mass. St., Cons. Ln.,
  Ser. A, ZTC9, G.O.,
  F.S.A., F.R.W.D.           VMIG1            1.18          7/03/03        2,170       2,170,000
 Millbury, Ser. A, G.O.,
  B.A.N.                     NR               2.00         12/30/03        2,320       2,329,709
 Seekonk Mass., G.O.,
  B.A.N.                     NR               2.00         10/17/03        3,000       3,003,925
                                                                                 ---------------
                                                                                      17,210,233
 MICHIGAN  3.1%
 -----------------------------------------------------------------------------------
 Michigan St. Job Dev.
  Auth. Rev., Frankenmuth
  Proj.,
  Ser. A                     A1               1.20          7/01/03        1,100       1,100,000
 Walled Lake Cons. Sch.
  Dist., Mun. Trust Cert.,
  Class A, ZTC18, F.R.W.D.   VMIG1            1.18          7/03/03        5,575       5,575,000
                                                                                 ---------------
                                                                                       6,675,000
 MINNESOTA  2.7%
 -----------------------------------------------------------------------------------
 Arden Hills Hsg. & Hlth.
  Care Facs. Rev.,
  Presbyterian Homes, Ser.
  B, F.R.D.D.                A-1(c)           1.05          7/01/03        1,366       1,366,000
 Chaska Multi-Fam. Rev.,
  Chaska Valley Apts.
  Proj., Ser. A, A.M.T.,
  F.R.W.D.                   NR               1.48          7/03/03        2,300       2,300,000
 Minneapolis Multi-Fam.
  Rev., Rfdg. Driftwood
  Apts. Proj., Ser. A,
  A.M.T., F.R.W.D.           VMIG1            1.10          7/03/03        2,240       2,240,000
                                                                                 ---------------
                                                                                       5,906,000
 MISSISSIPPI  0.7%
 -----------------------------------------------------------------------------------
 De Soto Cnty. Sch. Dist.,
  Ltd. Tax Notes, Ser.
  2002, G.O., F.S.A.         Aaa              5.50          4/01/04          250         258,062

See Notes to Financial Statements.
8 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Mississippi Hsg. Fin.
  Corp. Sngl. Fam. Mtge.
  Purp. Rev., Ser. A,
  G.N.M.A., F.R.W.D.         A1+(c)           1.18%         7/03/03  $     1,200 $     1,200,000
                                                                                 ---------------
                                                                                       1,458,062
 MISSOURI  0.1%
 -----------------------------------------------------------------------------------
 ST. Louis Brd. Ed., Ser.
  A, G.O., F.G.I.C.          Aaa              8.50          4/01/04          250         263,588

 MONTANA  0.5%
 -----------------------------------------------------------------------------------
 Butte Silver Bow Mont.
  Poll. Ctrl. Rev.,
  Phone-Poulenc Inc.
  Proj., Ser. 1992,
  F.R.W.D.                   P1               1.10          7/02/03        1,100       1,100,000

 NEBRASKA  0.5%
 -----------------------------------------------------------------------------------
 York Ind. Dev. Rev., Kroy
  Bldg. Prods. Inc. Proj.,
  Ser. 1998, A.M.T.,
  F.R.W.D.                   A-1(c)           1.15          7/03/03        1,100       1,100,000

 NEVADA  1.8%
 -----------------------------------------------------------------------------------
 Clark Cnty., Mun. Trust
  Cert., ZTC 27, Class A,
  F.R.W.D.                   VMIG1            1.18          7/03/03        3,425       3,425,000
 Truckee Meadows Wtr.
  Auth. Wtr. Rev., Mun.
  Secs. Trust Rcpts., Ser.
  SGA137, F.S.A., F.R.D.D.   A1+(c)           1.03          7/01/03          600         600,000
                                                                                 ---------------
                                                                                       4,025,000
 NEW JERSEY  1.7%
 -----------------------------------------------------------------------------------
 Newark,
  G.O., B.A.N.               MIG1             2.50          8/01/03        2,250       2,251,603
  G.O., B.A.N.               MIG1             2.50          8/01/03        1,485       1,486,057
                                                                                 ---------------
                                                                                       3,737,660
 NEW YORK  3.2%
 -----------------------------------------------------------------------------------
 Metro. Trans. Auth.,
  T.E.C.P.                   P1               1.10          9/10/03        4,400       4,400,000
 Port Auth. New York & New
  Jersey, Ser. A             P1               1.10          7/08/03        2,605       2,605,000
                                                                                 ---------------
                                                                                       7,005,000

                                              See Notes to Financial Statements.
                                                    Dryden Tax-Free Money Fund 9

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 OHIO  0.9%
 -----------------------------------------------------------------------------------
 East Lake Ind. Dev. Rev.,
  Astro Model Dev. Corp.
  Proj., Ser. 1996,
  A.M.T., F.R.W.D.           NR               1.20%         7/03/03  $     2,040 $     2,040,000

 OKLAHOMA  4.5%
 -----------------------------------------------------------------------------------
 Oklahoma Hsg. Dev. Auth.
  Multi-Fam. Rev.,
  Affordable Hsg. Acq.,
  Ser. A, F.R.W.D.           VMIG1            1.20          7/03/03        6,500       6,500,000
 Tulsa Cnty. Ind. Auth.
  Cap. Impvt. Rev., Ser.
  2001, A.M.B.A.C.           Aaa              4.00          7/01/03        1,970       1,970,000
 Tulsa Pkg. Auth. Rev.,
  Williams Ctr. Proj.,
  Ser. A, S.E.M.M.T.         VMIG1            1.15         11/17/03        1,325       1,325,000
                                                                                 ---------------
                                                                                       9,795,000
 OREGON  0.5%
 -----------------------------------------------------------------------------------
 Oregon St. Econ. Dev.
  Rev., McFarland Cascade,
  Ser. 175, A.M.T.,
  F.R.W.D.                   A-1(c)           1.10          7/03/03        1,000       1,000,000

 PENNSYLVANIA  0.2%
 -----------------------------------------------------------------------------------
 Mun. Secs. Trust Cert.,
  Ser. 2001-110, Class A,
  G.O., F.R.D.D.             A-1(c)           1.03          7/01/03          300         300,000
 Pennsylvania St. Ind.
  Dev. Auth. Rev., Econ.
  Dev., Ser. 1994,
  A.M.B.A.C.                 Aaa              6.75          7/01/03          200         200,000
                                                                                 ---------------
                                                                                         500,000
 SOUTH DAKOTA  1.1%
 -----------------------------------------------------------------------------------
 Grant Cnty. Poll. Ctrl.
  Rev., Rfdg. Otter Tail
  Pwr. Co. Proj., Ser.
  1993, F.R.W.D.             VMIG1            1.25          7/07/03        2,400       2,400,000

 TENNESSEE  0.5%
 -----------------------------------------------------------------------------------
 Baptist Mem. Hosp., Ser.
  2000                       A-1+             1.15          7/18/03        1,000       1,000,000

See Notes to Financial Statements.
10 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 TEXAS  9.2%
 -----------------------------------------------------------------------------------
 Denton Cnty., Mun. Secs.
  Trust Rcpts., Ser. SGA
  117, G.O., F.R.D.D.        A1+(c)           1.03%         7/01/03  $       200 $       200,000
 Fort Worth Wtr. & Swr.
  Rev., Ref. & Impt., Ser.
  1998                       Aa2              5.00          2/17/04          255         260,993
 Jewett Econ. Dev. Corp.
  Ind. Dev. Rev.,
  Nucor Corp. Proj., Ser.
  A, F.R.W.D.                VMIGI            1.04          7/02/03        1,000       1,000,000
  Nucor Corp. Proj., Ser.
  B, F.R.W.D.                P-1              1.04          7/02/03        1,200       1,200,000
 Pasadena Indpt. Sch.
  Dist., Ser. A, G.O.,
  A.N.N.M.T.                 VMIG1            1.35         10/01/03        5,250       5,250,000
 Plano Indpt. Sch. Dist.,
  Mun. Trust Cert.,
  ZTC-14, Class A,
  F.R.W.D.                   VMIG1            1.18          7/03/03        3,830       3,830,000
 Richardson Indpt. Sch.
  Dist., Ser. 2000, G.O.,
  A.N.N.M.T.                 VMIG1            1.35         10/01/03        2,000       2,000,000
 San Antonio Elec. & Gas
  Rev., Ser. A               Aa1              5.00          2/02/04        1,090       1,114,489
 Texas St.,
  Mun. Trust Cert., ZTC5,
  Ser. 2002A, F.R.W.D.       VMIG1            1.23          7/03/03        2,590       2,590,000
  T.R.A.N.                   MIG1             2.75          8/29/03        2,500       2,504,154
                                                                                 ---------------
                                                                                      19,949,636
 UTAH  1.7%
 -----------------------------------------------------------------------------------
 Box Elder Cnty. Poll.
  Ctrl. Rev., Nucor Corp.
  Proj., Ser. 2002,
  F.R.W.D.                   VMIG1            1.04          7/02/03        1,500       1,500,000
 Weber Cnty., Ser. 2003,
  T.R.A.N.                   NR               2.00         12/30/03        2,250       2,259,417
                                                                                 ---------------
                                                                                       3,759,417
 VIRGINIA  0.5%
 -----------------------------------------------------------------------------------
 Louisa Ind. Dev. Auth.,
  Ser. 1987, T.E.C.P.        VMIG1            1.25          9/09/03        1,000       1,000,000

                                              See Notes to Financial Statements.
                                                   Dryden Tax-Free Money Fund 11

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 WASHINGTON  1.1%
 -----------------------------------------------------------------------------------
 Clark Cnty. Pub. Util.
  Dist. No. 001 Generating
  Sys. Rev., Mun. Secs.
  Trust Rcpts., Ser. SGA
  118, F.S.A., F.R.D.D.      A1+(c)           1.03%         7/01/03  $       600 $       600,000
 Port Pasco Econ. Dev.,
  Var. Douglas Fruit Co.
  Inc. Proj., Ser. 1996,
  A.M.T., F.R.W.D.           A-1(c)           1.15          7/03/03        1,570       1,570,000
 Washington St., Ser.
  DD-14 & Ser. B, G.O.       Aa1              5.75          9/02/03          250         251,949
                                                                                 ---------------
                                                                                       2,421,949
 WISCONSIN  4.3%
 -----------------------------------------------------------------------------------
 Appleton Redev. Auth.
  Redev. Rev., Fox Cities
  Performing Arts Ctr.,
  Ser. B, F.R.W.D.           VMIG1            1.10          7/02/03        1,000       1,000,000
 Janesville Sch. Dist.,
  G.O., T.R.A.N.             A1               3.00         10/02/03        1,500       1,505,456
 Milton Ind. Dev. Rev.,
  New England Extrusion
  Proj., Ser. 1998,
  A.M.T., F.R.W.D.           A1+(c)           1.30          7/03/03        1,700       1,700,000
 Stevens Point Area Pub.
  Sch. Dist., G.O.,
  T.R.A.N.                   NR               1.90         10/17/03          965         965,785
 Whitewater Ind. Dev.
  Rev., Trek Bicycle Corp.
  Proj., Ser. 1995,
  A.M.T., F.R.W.D.           NR               1.24          7/03/03        2,520       2,520,000
 Whitewater Univ. Sch.
  Dist., T.R.A.N.            NR               1.90          8/29/03        1,750       1,750,865
                                                                                 ---------------
                                                                                       9,442,106
                                                                                 ---------------
 TOTAL INVESTMENTS  98.6%
  (COST $214,543,886(D))                                                             214,543,886
 Other assets in excess of
  liabilities  1.4%                                                                    3,119,892
                                                                                 ---------------
 NET ASSETS  100%                                                                $   217,663,778
                                                                                 ---------------
                                                                                 ---------------

See Notes to Financial Statements.
12 Visit our website at www.jennisondryden.com

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Notes.
    C.A.B.S--Capital Appreciation Bonds.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    G.O.--General Obligation.
    G.N.M.A.--Government National Mortgage Association.
    M.E.R.L.O.T.--Municipal Exempt Receipt-Liquid Optional Tender.
    R.A.N.--Revenue Anticipation Note.
    S.E.M.M.T.--Semi-Annual Mandatory Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Standard & Poor's Rating.
(d) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
                                              See Notes to Financial Statements.
                                                   Dryden Tax-Free Money Fund 13

Statement of Assets and Liabilities

as of June 30, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at amortized cost which approximates market value           $214,543,886
 Cash                                                                           66,503
 Receivable for Fund shares sold                                             4,745,438
 Interest receivable                                                           804,059
 Receivable for investmends sold                                               400,000
 Prepaid expenses                                                                6,685
                                                                          ------------
 TOTAL ASSETS                                                              220,566,571
                                                                          ------------
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable for Fund shares reacquired                                          2,714,763
 Management fee payable                                                         88,107
 Accrued expenses                                                               48,177
 Distribution fee payable                                                       22,027
 Dividends payable                                                              16,108
 Deferred directors' fees                                                       13,611
                                                                          ------------
 TOTAL LIABILITIES                                                           2,902,793
                                                                          ------------
 NET ASSETS                                                               $217,663,778
                                                                          ------------
                                                                          ------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Common stock, $.01 par value                                          $  2,177,592
    Paid-in capital in excess of par                                       215,486,186
                                                                          ------------
 NET ASSETS, JUNE 30, 2003                                                $217,663,778
                                                                          ------------
                                                                          ------------

 Net asset value, offering price and redemption price per share,
    $217,663,778 / 217,759,247 outstanding shares of common stock
    (authorized 1,500,000,000 shares)                                           $1.00
                                                                                -----
                                                                                -----

See Notes to Financial Statements.
14 Visit our website at www.jennisondryden.com

Statement of Operations

Six Months Ended June 30, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Interest                                                               $ 1,358,936
                                                                           --------
 Expenses
 Management fee                                                             502,015
 Distribution fee                                                           125,504
 Transfer agent's fees and expenses                                          53,000
 Custodian's fees and expenses                                               46,000
 Registration fees                                                           35,000
 Reports to shareholders                                                     30,000
 Legal fees and expenses                                                     16,000
 Audit fee                                                                   16,000
 Directors' fees                                                              4,000
 Miscellaneous                                                                4,123
                                                                           --------
 TOTAL EXPENSES                                                             831,642
                                                                           --------
 Net investment income                                                      527,294
                                                                           --------
 NET REALIZED GAIN ON INVESTMENTS
 -----------------------------------------------------------------------------------
 Net realized gain on investment transactions                                14,808
                                                                           --------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $   542,102
                                                                           --------
                                                                           --------

                                              See Notes to Financial Statements.
                                                   Dryden Tax-Free Money Fund 15

Statement of Changes in Net Assets

(Unaudited)

 -----------------------------------------------------------------------------------
                                                     SIX MONTHS              YEAR
                                                        ENDED                ENDED
                                                    JUNE 30, 2003      DECEMBER 31, 2002
 INCREASE IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                              $     527,294        $   1,732,148
 Net realized gain on investment transactions              14,808               21,385
                                                  -----------------    -----------------
 Net increase in net assets resulting from
 operations                                               542,102            1,753,533
                                                  -----------------    -----------------
 DIVIDENDS AND DISTRIBUTIONS (NOTE 1)                    (542,102)          (1,753,533)
                                                  -----------------    -----------------
 FUND SHARE TRANSACTIONS (AT $1 PER SHARE)
 Net proceeds from shares sold                        387,907,774          545,398,683
 Net asset value of shares issued in
    reinvestment of dividends and distributions           513,316            1,802,725
 Cost of shares reacquired                           (347,237,432)        (538,650,460)
                                                  -----------------    -----------------
 Net increase in net assets from Fund share
 transactions                                          41,183,658            8,550,948
                                                  -----------------    -----------------
 TOTAL INCREASE                                        41,183,658            8,550,948
 NET ASSETS
 -----------------------------------------------------------------------------------
 Beginning of period                                  176,480,120          167,929,172
                                                  -----------------    -----------------
 End of period                                      $ 217,663,778        $ 176,480,120
                                                  -----------------    -----------------
                                                  -----------------    -----------------

See Notes to Financial Statements.
16 Visit our website at www.jennisondryden.com

Notes to Financial Statements

(Unaudited)

Prudential Tax-Free Money Fund, Inc., doing business as Dryden Tax-Free Money Fund (the 'Fund'), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
                                                   Dryden Tax-Free Money Fund 17

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. If applicable, such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc.('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM'S performance of such services. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund's average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and ..375 of 1% of average daily net assets in excess of $1.5 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensated PIMS for distributing and servicing the Fund's shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund's average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2003, the Fund incurred fees of approximately $50,000 for the services of PMFS. As of June 30, 2003, approximately $9,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

18 Visit our website at www.jennisondryden.com

Financial Highlights

          JUNE 30, 2003      SEMIANNUAL REPORT
          Dryden Tax-Free Money Fund

Financial Highlights

(Unaudited)

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $    1.00
                                                                           -------
 Net investment income and net realized gains                                 .003
 Dividends and distributions to shareholders                                 (.003)
                                                                           -------
 Net asset value, end of period                                          $    1.00
                                                                           -------
                                                                           -------
 TOTAL RETURN(A):                                                              .28%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $ 217,664
 Average net assets (000)                                                $ 202,470
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                  .83%(b)
    Expenses, excluding distribution and service (12b-1) fees                  .70%(b)
    Net investment income                                                      .53%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Annualized.
See Notes to Financial Statements.
20 Visit our website at www.jennisondryden.com

                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ------------------------------------------------------------------------------------------------
     $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
      -------              -------              -------              -------              -------
         .009                 .023                 .034                 .025                 .028
        (.009)               (.023)               (.034)               (.025)               (.028)
      -------              -------              -------              -------              -------
     $   1.00             $   1.00             $   1.00             $   1.00             $   1.00
      -------              -------              -------              -------              -------
      -------              -------              -------              -------              -------
          .94%                2.26%                3.42%                2.56%                2.83%
     $176,480             $167,929             $166,526             $179,887             $199,165
     $200,609             $182,953             $176,759             $202,718             $277,839
          .86%                 .87%                 .80%                 .81%                 .80%
          .73%                 .74%                 .68%                 .69%                 .68%
          .86%                2.18%                3.38%                2.51%                2.80%

                                              See Notes to Financial Statements.
                                                   Dryden Tax-Free Money Fund 21

MAIL                       TELEPHONE           WEBSITE
Gateway Center Three       (800) 225-1852      www.jennisondryden.com
100 Mulberry Street
Newark, NJ 07102-4077

DIRECTORS
David E.A. Carson - Robert F. Gunia - Robert E.
La Blanc - Douglas H. McCorkindale - Stephen P.
Munn - Richard A. Redeker - Judy A. Rice -
Robin B. Smith - Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice
President - Grace C. Torres, Treasurer -
Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary - Jonathan D. Shain,
Secretary - Maryanne Ryan, Anti-Money
Laundering Compliance Officer

-----------------------------------------------------------------------------
MANAGER                Prudential Investments LLC      Gateway Center Three
                                                       100 Mulberry Street
                                                       Newark, NJ 07102-4077
-----------------------------------------------------------------------------
INVESTMENT ADVISER     Prudential Investment           Gateway Center Two
                       Management, Inc.                100 Mulberry Street
                                                       Newark, NJ 07102
-----------------------------------------------------------------------------
DISTRIBUTOR            Prudential Investment           Gateway Center Three
                       Management Services LLC         14th Floor
                                                       100 Mulberry Street
                                                       Newark, NJ 07102-4077
-----------------------------------------------------------------------------
CUSTODIAN              State Street Bank               One Heritage Drive
                       and Trust Company               North Quincy, MA 02171
-----------------------------------------------------------------------------
TRANSFER AGENT         Prudential Mutual Fund          PO Box 8098
                       Services LLC                    Philadelphia, PA 19101
-----------------------------------------------------------------------------
INDEPENDENT AUDITORS   PricewaterhouseCoopers LLP      1177 Avenue of the
                                                       Americas
                                                       New York, NY 10036
-----------------------------------------------------------------------------
LEGAL COUNSEL          Sullivan & Cromwell LLP         125 Broad Street
                       New York, NY 10004-2498
-----------------------------------------------------------------------------

Dryden Tax-Free Money Fund
Nasdaq    PBFXX
CUSIP     26248T301

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

JennisonDrydenMutualFunds

Dryden Tax-Free Money Fund
Nasdaq    PBFXX
CUSIP     26248T301

MF103E2 IFS-AO83169

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Tax-Free Money Fund, Inc. (d/b/a Dryden Tax-Free Money Fund)

By: /s/ Jonathan D. Shain
    ----------------------------------------------------------
    Jonathan D. Shain
    Secretary

Date: August 26, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003